Trade and other receivables, and prepayments	12 Months Ended
Dec. 31, 2025
Trade and other current receivables, and prepayments [Abstract]
Trade and other receivables, and prepayments
12.	Trade and other receivables, and prepayments

	Note	2025 US$’000	2024 US$’000
Current
Trade receivables
-related parties[1,2]		2,075	501
-non-related parties		320,619	322,674
Contract assets
-non-related parties		64,141	80,838
Less: Allowance made for trade receivables and contract assets
-non-related parties	20(b)	—	—
Prepayments		71,867	16,159
Other receivables
- non-related parties		63,252	83,664
		521,954	503,836
Non-current
Prepayments		1,320	—

1	Related parties refer to joint ventures of the Group.

2
Revisions were made to the prior year comparatives as the Group has presented trade receivables from related parties of US$501,000 within trade receivables from non-related parties for the year ended 31 December 2024. This revision had been determined by the Group to be immaterial.

The carrying amounts of trade and other receivables, and prepayments, are unsecured and interest free, principally denominated in United States Dollars and approximate their fair values due to the short period to maturity.

Included within trade receivables as at the financial years ended 31 December 2025 and 2024 are contract assets. These contract assets relate to the Group’s rights to consideration for proportional performance from voyage charters in progress at the balance sheet date. These contract assets are transferred to trade receivables when the rights to such consideration become unconditional, typically when the Group has satisfied its performance obligations upon completion of the voyage. As voyage charters in progress have an expected duration of less than one year, the Group applies the practical expedient available under IFRS 15 and does not disclose information about remaining performance obligations as at balance sheet date. There were no impairment losses recognised on contract assets (2024: US$Nil).